Preferred Stock	12 Months Ended
Dec. 31, 2013
Preferred Stock
Preferred Stock

(13)              Preferred Stock

On December 19, 2008, the Company announced its participation in the U.S. Treasury Department’s Capital Purchase Program (CPP), a voluntary program that provides capital to financially healthy banks. This program was designed to attract broad participation by banking institutions to help stabilize the financial system by encouraging lending.

Participating in this program included the Company’s issuance of 30,255 shares of senior preferred stock (with a par value of $1,000 per share) and a ten year warrant to purchase approximately 287,133 shares of common stock (see below for additional information) to the U.S. Department of Treasury in exchange for $30.3 million. On May 9, 2012, the Company redeemed 12,000 shares of preferred stock from the U.S. Department of Treasury by repaying $12.0 million of the $30.3 million CPP funds along with $140,000 of accrued and unpaid dividends on the shares redeemed. Related to these shares was an additional $300,000 of accretion that was recognized at the time of the redemption. On May 15, 2013, the Company redeemed the remaining 18,255 shares of preferred stock from the U.S. Department of Treasury by repaying the $18.3 million of the CPP funds along with $228,187 of accrued and unpaid dividends on the shares redeemed. Related to these shares was an additional $182,209 of accretion that was recognized at the time of the redemption.

The common stock warrant was repurchased by the Company on June 11, 2013 pursuant to a letter agreement between the Treasury and the Company for a total repurchase price of $540,000, or $1.88 per warrant share. The repurchase price was based on the fair market value of the warrant as agreed upon by the Company and the Treasury. The repurchase of the warrant ends the Company’s participation in the U.S Treasury Department’s CPP. For the year ended December 31, 2013, the Company had declared and paid $456,000 of dividends and recognized $278,000 of accretion of the discount on preferred stock.